Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00	$ 0.00
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	41,760,163	40,231,159
Ordinary shares, shares outstanding	41,760,163	40,231,159